Note 2 - Fresh Start Accounting - Summary of Reorganization Items, Net (Details) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Professional fees				$ 324,551
Net gain on reorganization adjustments
Reorganization items, net				324,551	$ 324,551
Cash payments for reorganization items				$ 1,507,863
Predecessor [Member]
Professional fees		$ 2,690,594	$ 3,598,216
Net gain on reorganization adjustments			(34,869,566)
Reorganization items, net		2,690,594	(31,271,350)
Cash payments for reorganization items		$ 760,974	$ 1,839,560